Acquisition of businesses (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of acquisition of businesses [abstract]
Fair value of assets and liabilities arising from acquisitions [table text block]
(USD millions)	H1 2023	H1 2022

Property, plant and equipment		13

Right-of-use assets		12

Acquired research and development		1 223

Deferred tax assets		53

Other current assets		5

Cash and cash equivalents		89

Deferred tax liabilities		-303

Current and non-current lease liabilities		-12

Trade payables and other liabilities		-68

Net identifiable assets acquired	0	1 012

Acquired cash and cash equivalents		-89

Goodwill		163

Net assets recognized as a result of acquisitions of businesses	0	1 086